Debt issued measured at amortized cost (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory

USD m 30.6.23 31.3.23 31.12.22
Short-term debt
1
35,590 27,412 29,676
Senior unsecured debt 14,920 15,472 17,892
of which: issued by UBS AG with original maturity greater than one year
14,918 15,472 17,892
Subordinated debt 2,976 2,975 2,968
of which: eligible as low-trigger loss-absorbing tier 2 capital instruments
0 2,438 2,422
of which: eligible as non-Basel III-compliant tier 2 capital instruments
539 538 536
Debt issued through the Swiss central mortgage institutions 9,076 8,873 8,962
Long-term debt
2
26,971 27,320 29,823
Total debt issued measured at amortized cost
3
62,561 54,733 59,499
1 Debt with an original contractual maturity of

less than one year,

includes mainly certificates of deposit and

commercial paper.

2 Debt with an original contractual

maturity greater than or equal to one

year. The
classification of debt

issued into

short-term and long

-term does not

consider any early

redemption features.

3 Net of

bifurcated embedded derivatives,

the fair value

of which was

not material

for the

periods
presented.